UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
           TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND
                                RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2001.

(Please read instructions before preparing form.)

If amended report check here: [ ]

Winthrop Knowlton
-------------------------------------------------------------------------------
Name of Institutional Investment Manager

Knowlton Brothers, Inc. 530 Fifth Avenue New York, NY 10036
-------------------------------------------------------------------------------
Business Address  (Street)          (City)           (State)           (Zip)

Winthrop Knowlton  212/764-3602
-------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
       Intentional misstatements or omissions of facts constitute Federal
          Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 10th day of August, 2001.


                                    WINTHROP KNOWLTON
                                    (Name of Institutional Investment Manager)


                                     /s/ Winthrop Knowlton
                                    -----------------------------------
                                    (Manual Signature of Person Duly
                                       Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                         13F File No.:
-----                                                         --------------

                          Winthrop Knowlton - Form 13F


     In accordance with General Instruction B to Form 13F, the information required to be contained in this Form 13F is being reported on behalf of Winthrop Knowlton by Knowlton Brothers, Inc.

                                                           Investment Discretion                                Voting Authority
                                                           ---------------------                                ----------------

                                                                                         Shared
Issuer                          Class       CUSIP           Value       Position  Sole  Instr.V   Shared    Managers    Sole  Shared
------                          -----       -----           -----       --------  ----  -------   ------    --------    ----  ------
AES Corp.                       COM       00130H105      4772996.55      110871                       X      1, 2, 3             X

AES Corp.                       COM       00130H105         1119300       26000                       X      1, 2, 3, 4          X

Alloy Online                    COM        19855105         3367143      235300                       X      1, 2, 3             X

Altera Corp.                    COM        21441100         1197700       41300                       X      1, 2, 3             X

Altera Corp.                    COM        21441100          643800       22200                       X      1, 2, 3, 4          X

Altera Corp.                    COM        21441100          530700       18300                       X      1, 2, 3             X

American Superconductor         COM        30111108          159960        6200                       X      1, 2, 3             X

AT&T Liberty Media              COM         1957208         1687785       96500                       X      1, 2, 3, 4          X

AT&T Liberty Media              COM         1957208          808038       46200                       X      1, 2, 3             X

Analog Devices                  COM        32654105          376275        8700                       X      1, 2, 3             X

Attunity Limited                COM       M15332105          135980       52300                       X      1, 2, 3, 4          X

Biosite Diagnostic              COM        90945106          224000        5000                       X      1, 2, 3, 4          X

Celgene                         COM       151020104          923200       32000                       X      1, 2, 3, 4          X

Celgene                         COM       151020104          553920       19200                       X      1, 2, 3             X

Cell Genesys                    COM       150921104          313650       15300                       X      1, 2, 3             X

Cognex Corp.                    COM       192422103         5260260      175342                       X      1, 2, 3             X

Cognex Corp.                    COM       192422103          429000       14300                       X      1, 2, 3             X

Cognex Corp.                    COM       192422103         1188000       39600                       X      1, 2, 3, 4          X

EMC                             COM       268648102          368550       12600                       X      1, 2, 3, 4          X

Eclipsys                        COM       278856109      7169884.02      301509                       X      1, 2, 3             X

Eclipsys                        COM       278856109         1781122      74,900                       X      1, 2, 3, 4          X

Eclipsys                        COM       278856109          375724       15800                       X      1, 2, 3             X

Elan                            COM       284131208          494100        8100                       X      1, 2, 3             X

E-Trade Group                   COM       269248104          484821       52300                       X      1, 2, 3, 4          X

Geron                           COM       374163103          243600       17400                       X      1, 2, 3             X

Genzyme Corp Gen. Div           COM       372917104         2196000       36000                       X      1, 2, 3             X

Genzyme Corp Gen. Div           COM       372917104         1098000       18000                       X      1, 2, 3, 4          X

Gentex                          COM       371901109      1590485.16       57068                       X      1, 2, 3             X

Gentex                          COM       371901109          156072        5600                       X      1, 2, 3             X

Hollis Eden                     COM       435902101         1964250      291000                       X      1, 2, 3             X

HNC Software                    COM       40425P107       4606200.9      219030                       X      1, 2, 3,            X

HNC Software                    COM       40425P107          534162       25400                       X      1, 2, 3, 4          X

HNC Software                    COM       40425P107          172446        8200                       X      1, 2, 3             X

Idexx Laboratories Corp.        COM        4518d104         1896875       60700                       X      1, 2, 3, 4          X

Impath                          COM       45255G101       4689642.3      105861                       X      1, 2, 3             X

Impath                          COM       45255G101          881570       19900                       X      1, 2, 3, 4          X

Impath                          COM       45355G101          447430       10100                       X      1, 2, 3             X

Information Architects          COM       45669R107          120456       95600                       X      1, 2, 3, 4          X

Innoveda                        COM       45769F102          782080      305500                       X      1, 2, 3             X

Jabil Circuit                   COM       466313103         1172680       38000                       X      1, 2, 3, 4          X

Jabil Circuit                   COM       466313103          478330       15500                       X      1, 2, 3             X

Maxwell Shoe                    COM       577766108         1688100       99300                       X      1, 2, 3             X

Mercury Computer                COM       589378108          154350        3500                       X      1, 2, 3             X

Micron Technology               COM       595112103          912420       22200                       X      1, 2, 3, 4          X

MRV Communications Inc.         COM       553477100      1113856.15      119129                       X      1, 2, 3             X

MRV Communications Inc.         COM       553477100          422620       45200                       X      1, 2, 3             X

MRV Communications Inc.         COM       553477100          978010      104600                       X      1, 2, 3, 4          X

Napro Biotherapeutics Inc.      COM       630795102          114240       11200                       X      1, 2, 3             X

Network Associates              COM       640938106       9954123.6      799528                       X      1, 2, 3             X

Network Associates              COM       640938106       2737132.5      219850                       X      1, 2, 3, 4          X

Network Associates              COM       640938106          880215       70700                       X      1, 2, 3             X

Novellus Systems                COM       670008101         1328886       23400                       X      1, 2, 3             X

Novellus Systems                COM       670008101          295308        5200                       X      1, 2, 3, 4          X

Novellus Systems                COM       670008101          352098        6200                       X      1, 2, 3             X

Oak Technology                  COM       671802106      2398190.22      226458                       X      1, 2, 3             X

Parametric Technology Corp.     COM       699173100      5135687.03      367097                       X      1, 2, 3             X

Parametric Technology Corp.     COM       699173100         1734760      124000                       X      1, 2, 3, 4          X

Pinnacle Systems Inc.           COM      7234811070      2967155.95      490439                       X      1, 2, 3             X

PRI Automation                  COM       69357H106          492898       26600                       X      1, 2, 3             X

Presstek                        COM       741113104         1438572      119881                       X      1, 2, 3             X

Presstek                        COM       741113104          552480       46040                       X      1, 2, 3, 4          X

Presstek                        COM       741113104          427776       35648                       X      1, 2, 3             X

QRS                             COM       74726X105         7104468      427980                       X      1, 2, 3             X

QRS                             COM       74726X105          443220       26700                       X      1, 2, 3             X

Rational Software               COM       75409P202         3337950      119000                       X      1, 2, 3             X

Rational Software               COM       75409P202          420750       15000                       X      1, 2, 3, 4          X

Rational Software               COM       75409P202          412335       14700                       X      1, 2, 3             X

Synopsis                        COM       871607107      5712778.23      118057                       X      1, 2, 3             X

Synopsis                        COM       871607107          416154        8600                       X      1, 2, 3             X

Synopsis                        COM       871607107         1388793       28700                       X      1, 2, 3, 4          X

Thoratec                        COM       885175307      4049359.95      260409                       X      1, 2, 3             X

Thoratec                        COM       885175307          797715       51300                       X      1, 2, 3             X

Tripos                          COM       896928108         1139250       77500                       X      1, 2, 3             X

Tripos                          COM       896928108          288120       19600                       X      1, 2, 3             X

Verisign                        COM       92343E102      1075799.27       17927                       X      1, 2, 3             X

Verisign                        COM       92343E102          288048        4800                       X      1, 2, 3, 4          X

Vertex Pharmaceuticals          COM       92532F100          148500        3000                       X      1, 2, 3, 4          X

Vertex Pharmaceuticals          COM       92532F100          475200        9600                       X      1, 2, 3             X

Wind River Systems              COM       973149107      1157894.82       66317                       X      1, 2, 3             X

Wind River Systems              COM       973149107        670813.2       38420                       X      1, 2, 3, 4          X

Wind River Systems              COM       973149107          296820       17000                       X      1, 2, 3             X

Xilinx Inc.                     COM       983919101          466012       11300                       X      1, 2, 3, 4          X

TOTAL                                                  123565046.85
